LoCorr Long/Short Equity Fund
LoCorr Long/Short Equity Fund
Investment Objectives:
The Fund’s investment objective is long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 73 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - LoCorr Long/Short Equity Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]	1.00%	[2]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none
Redemption Fee as a % of amount redeemed if sold within 30 days	1.00%		1.00%		1.00%
[1]	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
[2]	Applied to shares redeemed within 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LoCorr Long/Short Equity Fund		Class A	Class C	Class I
Management Fees		2.45%	2.45%	2.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.02%	1.02%	1.02%
Dividend Expense and Fees on Short Sales and Interest Expense		0.20%	0.20%	0.20%
Remaining Other Expenses		0.82%	0.82%	0.82%
Acquired Fund Fees and Expenses	[1]	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses		3.91%	4.66%	3.66%
Fee Waiver	[2]	(0.37%)	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		3.54%	4.29%	3.29%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 2.90% of the Fund's daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years following the fiscal year in which the expenses occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - LoCorr Long/Short Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	911	1,667	2,440	4,446
Class C	431	1,372	2,321	4,719
Class I	332	1,086	1,861	3,891

Portfolio Turnover :
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2015, the Fund’s portfolio turnover rate was 269% of the average value of its portfolio.

Principal Investment Strategies:
Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of domestic and foreign companies.  The Fund defines equity securities as (1) common stocks, (2) preferred stocks and (3) debt securities that are convertible in to stock.  The Fund invests in securities of issuers without restriction as to capitalization or country, including emerging markets.  The Fund invests in convertible debt securities of any maturity or credit quality, including those known as “junk bonds.”  Junk bonds are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or equivalently by another nationally recognized statistical rating organization (“NRSRO”).  The Fund may invest a portion of its assets in private placement offerings which may be illiquid.  The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund’s adviser seeks to achieve the Fund’s primary investment objective of long-term capital appreciation by using a “long/short equity” strategy that is executed by allocating assets to a sub-adviser that has a long/short equity investment strategy.  The adviser may also engage an additional sub-adviser or additional sub-advisers if it believes they will enhance the Fund’s performance or reduce volatility.  The adviser will also use one or more exchange-traded funds (“ETFs”) to execute a portion of the long/short equity strategy rather than allocate assets to a sub-adviser, when it believes that doing so will help the Fund achieve its investment objective.  The Fund anticipates reduced return volatility when compared to traditional broad-based equity market indices because the short element of its strategies is expected to produce a hedging effect.  For purposes of meeting the Fund’s 80% investment policy, the Fund includes ETFs that invest primarily in equity securities, as defined above.

The adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund’s portfolio.

ADVISER’S INVESTMENT PROCESS

The adviser will pursue the Fund’s investment objectives, in part, by utilizing its sub-adviser selection and its risk management process to select the appropriate sub-adviser(s) to help the Fund achieve its objectives.

•	Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its long/short equity market niche, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns. The adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process.

SUB-ADVISER’S INVESTMENT PROCESS

Billings Capital Management, LLC (“Billings”) serves as a sub-adviser to the Fund. Billings’ investment strategy is a value-oriented, fundamentals and research driven, bottom-up equity long/short approach.  The strategy seeks to maximize absolute returns, exceeding the S&P 500 Index over the long term, while attempting to avoid significant permanent capital impairments (losses).  For both long and short investments, Billings selects companies ranked by relative value.

Kettle Hill Capital Management, LLC (“KHCM”) serves as a sub-adviser to the Fund. KHCM’s investment strategy is a value-oriented, fundamentals- and research-driven, bottom-up equity long/short approach.  The strategy focuses on unique risk-reward strategies within the small-cap universe, seeking to generate superior absolute returns over the investment cycle and balancing return potential of the portfolio against risks inherent in individual stocks, industry selection, small-cap investing, and broader markets and economies.  For both long and short investments, KHCM selects companies ranked by relative value.

Principal Investment Risks:
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

•	Convertible Securities Risk : A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•	Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

•	Emerging Markets Risk: Investments in securities of issuers in emerging markets will be subject to risks of foreign securities in general and with those of emerging markets as well. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Securities of issuers in emerging markets securities also tend to be less liquid.

•	Equity Market Risk: Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

•	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on the nature of the ETF.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•	High Yield or Junk Bond Risk: Lower-quality convertible debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

•	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•	Management Risk: The adviser’s judgments about an investment or the investment expertise of a sub-adviser may prove to be inaccurate and may not produce the desired results. A sub-adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

•	Market Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•	Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

•	Preferred Stock Risk: Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•	REIT Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. An individual REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

•	Short Selling Risk: The Fund will engage in short selling, which is significantly different from the investment activities commonly associated with long-only stock funds. Positions in shorted securities are speculative and more risky than “long” positions (purchases) because the cost of the replacement security is unknown. Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price. You should be aware that any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

•	Small and Medium Capitalization Company Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking long-term capital appreciation with reduced volatility.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year and since inception compare with that of a broad-based securities index and a secondary index.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.LoCorrFunds.com. Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html.

Calendar Year Total Return LoCorr Long/Short Equity Fund – Class I

Highest Quarterly Return:	Q4 2015	5.43%

Lowest Quarterly Return:	Q3 2015	-13.03%

Average Annual Total Return as of December 31, 2015
Average Annual Returns - LoCorr Long/Short Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I Shares Return Before Taxes	(1.22%)	(0.96%)	May 10, 2013
Class A	Class A Shares Return Before Taxes	(7.22%)	(3.41%)	May 10, 2013
Class C	Class C Shares Return Before Taxes	(3.25%)	(1.96%)	May 10, 2013
After Taxes on Distributions | Class I	Class I Shares Return After Taxes on Distributions	(1.22%)	(1.00%)
After Taxes on Distributions and Sale of Fund Shares | Class I	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.69%)	(0.74%)
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	1.38%	11.14%	May 10, 2013
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	(4.41%)	7.38%	May 10, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C. The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return before taxes and after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.